CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY/MEMBERS' DEFICIT (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit/Retained Earnings	Common Membership Capital	Accumulated Deficit/Retained Earnings	Total Members' Deficit
Balance at Dec. 31, 2009					$ 4,782	$ (52,447)	$ (47,665)
Increase (Decrease) in Stockholders' Equity
Common members' distribution						(19,425)	(19,425)
Equity-based compensation					917		917
Preferred members' interest accretion	(7,068)					(7,068)	(7,068)
Net income	18,938					18,938	18,938
Balance at Dec. 31, 2010					5,699	(60,002)	(54,303)
Increase (Decrease) in Stockholders' Equity
Common members' distribution						(21,431)	(21,431)
Preferred members' interest accretion	(4,058)					(4,058)	(4,058)
Net income	21,864					21,864	21,864
Balance at Dec. 31, 2011	(57,928)				5,699	(63,627)	(57,928)
Increase (Decrease) in Stockholders' Equity
Common members' distribution						(27,000)	(27,000)
Conversion to corporation	29,871	283	(36,114)	71,401	(5,699)
Conversion to corporation (in shares)		28,338,281
Equity-based compensation	7,558		7,558
Issuance of common stock in connection with the initial public offering, net of issuance costs of $11,085	76,890	52	76,838
Issuance of common stock in connection with the initial public offering, net of issuance costs of $11,085 (in shares)		5,175,000
Net income	47,543			47,543
Balance at Dec. 31, 2012	$ 76,934	$ 335	$ 48,282	$ 28,317			$ 76,934
Balance (in shares) at Dec. 31, 2012		33,513,281